SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses	$ 1,257	$ 1,685
Employees payables	883	754
Institutions	0	3,625
Refundable upfront payment	0	4,000
Other	220	81
Other accounts payables and accruals	$ 2,360	$ 10,145